INCOME TAXES (Details Narrative) - 12 months ended Dec. 31, 2024	USD ($)	CAD ($)
Expiring in 2030 to 2043 [Member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forward		$ 80,922,670
Expiring in 2040 to 2043 [Member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forward	$ 6,468,141	$ 8,662,723